Goldman Sachs Strategic Volatility Premium Fund Annual Fund Operating Expenses - Class Institutional Shares [Member] - Goldman Sachs Strategic Volatility Premium Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.78%	[2]
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	0.51%	[2]

[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets; (iv) reduce or limit the SVP Subsidiary’s expenses (excluding management fees) to 0.004% of the SVP Subsidiary’s average daily net assets; and (v) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.